Schedule of Elements of Business Combination (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Issuance costs from business combination	$ 7,429
Non-cash deferred offering costs	(2,049)
Net impact on cash provided by financing activity	2,923	$ 599	$ 967	$ 1,113
Aesther Healthcare Acquisition Corp [Member] | Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Cash from AHAC trust, net of redemptions	52,070
Issuance costs from business combination	(2,049)
Net impact on total stockholders' equity	50,021
Non-cash deferred offering costs	2,049
Net impact on cash provided by financing activity	$ 52,070